Discontinued Operation (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2022 Warehouses	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Apr. 30, 2024 HKD ($)	Apr. 30, 2024 USD ($)	Sep. 22, 2023 HKD ($)	Sep. 22, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 HKD ($)	Jan. 31, 2023 USD ($)	Dec. 08, 2021 HKD ($)	Dec. 08, 2021 USD ($)	Dec. 07, 2021 HKD ($)	Dec. 07, 2021 USD ($)
Discontinued Operation [Line Items]
Number of warehouses	3
Deferred tax liabilities		$ 1,853,462								$ 236,113
Cash				$ 65,460,000	$ 8,340,000	$ 65,460,000	$ 8,340,000
Received net outstanding		73,067,006								9,308,017
Property and equipment cost		14,041,380								1,788,734
Waiver Agreement [Member]
Discontinued Operation [Line Items]
Received net outstanding											$ 5,702,300	$ 726,416
Property and equipment cost													$ 23,402,300	$ 2,981,223	$ 23,402,300	$ 2,981,223
RCC and RLG [Member]
Discontinued Operation [Line Items]
Termination charge		4,070,000.00	$ 520,000
RCC [Member]
Discontinued Operation [Line Items]
Net book value		14,040,000.00								1,790,000
Hi Speed Group [Member]
Discontinued Operation [Line Items]
Net book value		69,000,000								8,790,000
Rental deposit				$ 7,600,000	$ 970,000
Received net outstanding		58,460,000						$ 58,460,000	$ 7,450,000	7,450,000
Non-current receivables						$ 655,916	$ 83,557
Discontinued Operations [Member]
Discontinued Operation [Line Items]
Received net outstanding		$ 7,000,000								$ 890,000